EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The Company's equity accounted investments relate to its investment in associates in AEL Holdings and investments in real estate joint ventures and other limited partnership interests.
The following table presents the change in the Company's equity accounted investment investments in AEL Holdings during the period:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2022	2021
Balance, beginning of period	$344	$—
Additions	254	—
Share of net income	63	—
Share of other comprehensive income	(316)	—
Balance, end of period	$345	$—
The Company's ownership interest in AEL Holdings is 17%. AEL Holdings, through its wholly-owned subsidiaries, is a leading issuer of fixed index annuities through independent agents, banks and broker-dealers in the United States with its corporate headquarters in Des Moines, Iowa.
AEL Holdings' shares are traded on the New York Stock Exchange. The fair value of the Company's shares in AEL Holdings is $581 million based on the quoted price as at June 30, 2022. The Company did not receive dividends from AEL Holdings during the three months ended June 30, 2022.
The Company’s equity in earnings of real estate partnerships is the Company’s share of operating earnings and realized gains from investments in real estate joint ventures and other limited partnership interests using the equity method of accounting.
The following table presents the change in the Company's joint ventures and other limited partnership interests during the period:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	2022	2021
Balance, beginning of period	$—	$—
Additions	55	—
Acquisition from business combination	1,402	—
Share of net income	23	—
Distributions received	(41)	—
Balance, end of period	$1,439	$—
The Company recognizes its share of income and OCI from its weighted average ownership interest in the equity accounted investments one quarter in arrears or less, depending on the most up date information available to the Company.